Plan Description and Basis of Presentation - Plan Vesting Percentages (Details) - EBP 002	12 Months Ended
Sep. 30, 2025
EBP, Description of Plan [Line Items]
Vested Interest	100.00%
1
EBP, Description of Plan [Line Items]
Vested Interest	10.00%
2
EBP, Description of Plan [Line Items]
Vested Interest	20.00%
3
EBP, Description of Plan [Line Items]
Vested Interest	40.00%
4
EBP, Description of Plan [Line Items]
Vested Interest	60.00%
5
EBP, Description of Plan [Line Items]
Vested Interest	80.00%
6 or more
EBP, Description of Plan [Line Items]
Vested Interest	100.00%